Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2020
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

Siyata Mobile Inc. (“Siyata” or the “Company”) was incorporated under the Business Corporations Act, British Columbia on October 15, 1986. The Company’s shares are listed on NASDAQ under the symbol SYTA and warrants issued on September 29, 2020 are traded under the symbol SYTAW. As at December 31, 2020, the Company’s principal activity is the sale of vehicle mounted, cellular based communications platforms over advanced 4G mobile networks and cellular booster systems. The registered and records office is located at 2200 - 885 West Georgia Street, Vancouver, BC V6C 3E8.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business rather than a process of forced liquidation. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $13,591,117 during the year ended December 31, 2020 (2019- net loss of $7,657,208), (2018-net loss $8,897,107) and, as of that date, the Company’s total deficit was $38,893,870. The Company’s continuation as a going concern is dependent upon the success of the Company’s sale of inventory, the existing cash flows, and the ability of the Company to obtain additional debt or equity financing, all of which are uncertain. The Company faces risks related to COVID-19 which could significantly disrupt research and development, operations, sales, and financial results. Our products are commonly used in industries which have been subject to disruption due to global lockdowns, and therefore demand and credit quality of our customers has been negatively impacted. It is not possible to predict the ultimate impact or duration of COVID-19 on our business.

These material uncertainties may cast significant doubt on the Company’s ability to continue as a going concern.